Shareholders' equity - Summary of Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares	Jun. 30, 2023 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	381,686	462,346	723,051
Number of stock options outstanding and exercisable (in shares)	352,831	320,949
Weighted average remaining contractual life	1 year 2 months 19 days	2 years 29 days
$7.01 - $9.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	84,120	116,000
Number of stock options outstanding and exercisable (in shares)	64,510	58,117
Weighted average remaining contractual life	2 years	3 years
$9.01 - $12.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	62,023	76,308
Number of stock options outstanding and exercisable (in shares)	62,023	62,005
Weighted average remaining contractual life	11 months 4 days	11 months 4 days
$12.01 - $15.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	42,000	45,000
Number of stock options outstanding and exercisable (in shares)	34,143	25,325
Weighted average remaining contractual life	1 year 9 months	2 years 9 months
$15.01 - $18.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	104,702	121,566
Number of stock options outstanding and exercisable (in shares)	104,702	91,754
Weighted average remaining contractual life	1 year	2 years
$18.01 - $20.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	22,856	22,856
Number of stock options outstanding and exercisable (in shares)	21,468	15,740
Weighted average remaining contractual life	1 year	2 years
$20.01 - $27.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options outstanding (in shares)	65,985	80,616
Number of stock options outstanding and exercisable (in shares)	65,985	68,008
Weighted average remaining contractual life	7 months 9 days	1 year 7 months 9 days
Minimum | $7.01 - $9.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 7.01
Minimum | $9.01 - $12.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	9.01
Minimum | $12.01 - $15.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	12.01
Minimum | $15.01 - $18.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	15.01
Minimum | $18.01 - $20.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	18.01
Minimum | $20.01 - $27.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	20.01
Maximum | $7.01 - $9.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	9.00
Maximum | $9.01 - $12.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	12.00
Maximum | $12.01 - $15.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	15.00
Maximum | $15.01 - $18.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	18.00
Maximum | $18.01 - $20.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	20.00
Maximum | $20.01 - $27.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 27.00